Business overview	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Business overview

1. Business overview

Summary of business

Aeterna Zentaris is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen® (macimorelin), is the first and only U.S. Food and Drug Administration (“FDA”) and European Medicines Agency (“EMA”) approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macimorelin is currently marketed under the tradename Ghryvelin™ in the European Economic Area and the United Kingdom through an exclusive licensing agreement with Pharmanovia. The Company’s several other license and commercialization partners are also seeking approval for commercialization of macimorelin in Israel and the Palestinian Authority, the Republic of Korea, Turkey and several non-European Union Balkan countries. The Company is actively pursuing business development opportunities for the commercialization of macimorelin in North America, Asia and the rest of the world.

The Company is also dedicated to the development of therapeutic assets and has taken steps to establish a pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications.

These unaudited condensed interim consolidated financial statements were approved by the Board of Directors (the “Board”) on May 14, 2024.